Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Available-for-sale debt securities, amortized cost
Due within one year	¥ 40,477
Due after one to five years	290,323
Due after five to ten years	540,516
Due after ten years	765,564
Available-for-sale debt securities, Amortized cost	1,636,880
Available-for-sale debt securities, fair value
Due within one year	39,425
Due after one to five years	284,489
Due after five to ten years	529,643
Due after ten years	777,628
Available-for-sale debt securities	1,631,185	¥ 1,264,244
Held-to-maturity debt securities, amortized cost
Due after five to ten years	7,021
Due after ten years	106,784
Held-to-maturity securities, Amortized cost	113,805	¥ 114,061
Held-to-maturity debt securities, fair value
Due after five to ten years	8,343
Due after ten years	134,846
Held-to-maturity securities, fair value	¥ 143,189